Short-term trade and other receivables abaut other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	€ 2,228	€ 1,677	€ 1,600
Increase decrease in trade and other current receivables exchange rate	29	19
Increase decrease in trade and other current receivables consolidation scope changes	1	(12)
Increase decrease in trade and other current receivables other	522	70
Other receivables [Member]
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	602	324	300
Increase decrease in trade and other current receivables exchange rate	5	4
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	274	20
Other receivables [Member] | Advance payments to suppliers member [Member]
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	83	67	61
Increase decrease in trade and other current receivables exchange rate	3	0
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	13	6
Other receivables [Member] | Sundry receivables member [Member]
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	343	110	96
Increase decrease in trade and other current receivables exchange rate	1	4
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	233	10
Other receivables [Member] | Infrastructure project receivables [Member]
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	4	4	3
Increase decrease in trade and other current receivables exchange rate	0	0
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	0	0
Other receivables [Member] | Amounts receivable from public administrations [Member]
Disclosurem of detailed information about trade and other receivables [Line Items]
Trade and other current receivables	172	144	€ 139
Increase decrease in trade and other current receivables exchange rate	1	1
Increase decrease in trade and other current receivables consolidation scope changes	0	0
Increase decrease in trade and other current receivables other	€ 28	€ 4